Discontinued operations - Disposal of YY Live business and Huya assets, liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Nov. 16, 2020
Current liabilities
Net assets subject to disposal related to YY Live	$ 38,194	$ 38,194
Consideration received related to disposal of YY Live	1,859,699	1,861,299
Held for sale | YY Live
Current assets
Cash and cash equivalents	201,393	201,393
Accounts receivable, net	18,239	18,239
Prepayments and other current assets	4,986	4,986
Total current assets	224,618	224,618
Non-current assets
Deferred tax assets	4,294	4,294
Property and equipment, net	10,356	10,356
Intangible assets, net	7,456	7,456
Other non-current assets	3,814	3,814
Total non-current assets	25,920	25,920
Total assets	250,538	250,538
Current liabilities
Accounts payable	1,117	1,117
Deferred revenue	49,495	49,495
Advances from customers	12,663	12,663
Income taxes payable	9,787	9,787
Accrued liabilities and other current liabilities	139,282	139,282
Total current liabilities	212,344	212,344
Total liabilities	212,344	$ 212,344
Net assets subject to disposal related to YY Live			$ 38,194
Total consideration related to disposal			$ 3,600,000
Consideration received related to disposal of YY Live	$ 1,900,000